Payden High Income Fund | Prospectus-Adviser Class
PAYDEN HIGH INCOME FUND
INVESTMENT OBJECTIVE:
The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden High Income Fund Prospectus-Adviser Class Adviser Class
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden High Income Fund Prospectus-Adviser Class Adviser Class
Management Fee	0.35%
Other Expenses	0.29%
Distribution (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that there is no change in the Fund’s Total Annual Fund Operating Expenses. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Payden High Income Fund Prospectus-Adviser Class Adviser Class	91	284	493	1,096

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (4) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in corporate debt securities rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.
  The Fund emphasizes investments in debt securities of (1) issuers with credit ratings at the mid to high quality end of the high yield bond spectrum, which Payden believes have stable to improving business prospects; (2) issuers Payden believes are in the growth stage of development and have reasonable prospects for improved operating results and improved credit ratings; and (3) issuers that have undergone leveraged buyouts or recapitalizations.
  The Fund may invest up to 30% of its total assets in securities of issuers organized or headquartered in emerging market countries.
  The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
  The Fund primarily invests in debt securities payable in U.S. dollars and may invest in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
  The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging markets countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns.

PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the three-year period, the Fund’s best quarter was 3rdQ 2010 (6.39%), and the worst quarter was 3rdQ 2011 (–5.85%).
Average Annual Returns Through 12/31/12
Average Annual Total Returns Payden High Income Fund Prospectus-Adviser Class	1 Year	Inception	Inception Date
Adviser Class	14.20%	10.26%	Nov. 02, 2009
Adviser Class After Taxes on Distributions	11.62%	7.58%	Nov. 02, 2009
Adviser Class After Taxes on Distributions and Sale of Fund Shares	9.24%	7.23%	Nov. 02, 2009
Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index (The returns for the index are before any deduction for taxes, fees or expenses.)	14.58%	11.76%	Nov. 02, 2009